Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 Telephone 212.812.4124 Fax 646.682.7180 www.stradley.com
Jamie M Gershkow jgershkow@stradley.com 212.404.0654

1933 Act Rule 497(j)
1933 Act File No. 033-47287
1940 Act File No. 811-06637

July 13, 2020

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0505

Re:	The UBS Funds File Nos. 033-47287 and 811-06637

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 144/145 to the Registration Statement of The UBS Funds relating to Class P shares of the UBS US Dividend Ruler Fund and UBS US Quality Growth At Reasonable Price Fund, which was filed with the U.S. Securities and Exchange Commission electronically on July 8, 2020.
Please direct questions or comments relating to the filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

Philadelphia, PA • Harrisburg, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL
A Pennsylvania Limited Liability Partnership